           As filed with the U.S. Securities and Exchange Commission

                              on December 30, 1996

                       Securities Act File No. 333-15453
                   Investment Company Act File No. 811-07909

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [x]

                        Pre-Effective Amendment No.2                   [x]

                       Post-Effective Amendment No.__                  [ ]

                                     and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                                   OF 1940                             [x]

                               Amendment No. 2                         [x]
                        (Check appropriate box or boxes)

                 Warburg, Pincus Small Company Growth Fund, Inc.
                     .......................................
               (Exact Name of Registrant as Specified in Charter)

     466 Lexington Avenue
     New York, New York                                          10017-3147
     ......................................................................
(Address of Principal Executive Offices)                         (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 878-0600

                               Mr. Eugene P. Grace
                 Warburg, Pincus Small Company Growth Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3147
                     ......................................
                     (Name and Address of Agent for Service)

                                    Copy to:
                             Rose F. DiMartino, Esq.
                            Willkie Farr & Gallagher
                               One Citicorp Center
                              153 East 53rd Street
                          New York, New York 10022-4677

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933


                                                  Proposed
Title of                           Proposed       Maximum
Securities                         Maximum        Aggregate
Being          Amount Being        Offering       Offering          Amount of
Registered      Registered         Price per      Price             Registrat
                                     Unit                            ion Fee
-----------    -------------      -----------    ------------    --------------

Shares of
common
stock, $.001
par value
per share      Indefinite*         Indefinite*    Indefinite*           $0
______________________________________

* An indefinite number of shares of common stock of the Registrant is being registered by this Registration Statement pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended (the "1940 Act").

               The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933, as amended (the "1933 Act"), or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                WARBURG, PINCUS SMALL COMPANY GROWTH FUND, INC.

                                    FORM N-1A

                              CROSS REFERENCE SHEET
                           ____________________________


Part A
Item No.                                               Prospectus Heading
--------                                               ------------------


1.   Cover Page......................................  Cover Page

2.   Synopsis........................................  The Fund's Expenses

3.   Condensed Financial Information.................  Not Applicable

4.   General Description of
       Registrant....................................  Cover Page; Investment
                                                       Objective and
                                                       Policies; Risk Factors
                                                       and Special
                                                       Considerations and
                                                       Certain Investment
                                                       Strategies; Investment
                                                       Guidelines; General
                                                       Information

5.   Management of the Fund..........................  Management of the Fund

6.   Capital Stock and Other
       Securities....................................  General Information

7.   Purchase of Securities Being
       Offered                                         How to Purchase Shares;
                                                       Management of the Fund;
                                                       Net Asset Value

8.   Redemption or Repurchase........................  How to Redeem and
                                                       Exchange Shares

9.   Pending Legal Proceedings.......................  Not applicable

Part B                                              Heading in Statement
Item No.                                          of Additional Information
--------                                          -------------------------

10.  Cover Page......................................  Cover Page

11.  Table of Contents...............................  Contents

12.  General Information and History.................  Management of the Fund

13.  Investment Objectives
       and Policies..................................  Investment Objective;
                                                       Investment Policies

14.  Management of the Registrant....................  Management of the Fund

15.  Control Persons and Principal
       Holders of Securities.........................  Management of the Fund;
                                                       See Prospectus--
                                                       "Management of the Fund"

16.  Investment Advisory and
       Other Services................................  Management of the Fund;
                                                       See Prospectus--
                                                       "Management of the Fund"

17.  Brokerage Allocation
       and Other Practices...........................  Investment Policies --
                                                       Portfolio Transactions;
                                                       See Prospectus--
                                                       "Portfolio Transactions
                                                       and Turnover Rate"

18.  Capital Stock and Other
       Securities....................................  Management of the Fund--
                                                       Organization of the Fund;
                                                       See Prospectus-
                                                       "General Information"

19.  Purchase, Redemption and Pricing
       of Securities Being Offered...................  Additional Purchase and
                                                       Redemption Information;
                                                       See Prospectus-"How to
                                                       Open an Account," "How to
                                                       Purchase Shares," "How to
                                                       Redeem and Exchange
                                                       Shares," "Net Asset
                                                       Value"

Part B                                              Heading in Statement
Item No.                                          of Additional Information
--------                                          -------------------------

20.  Tax Status......................................  Additional Information
                                                       Concerning Taxes; See
                                                       Prospectus--"Dividends,
                                                       Distributions and Taxes"

21.  Underwriters....................................  Investment Policies--
                                                       Portfolio
                                                       Transactions; See
                                                       Prospectus--
                                                       "Management of the Fund"

22.  Calculation of Performance Data.................  Determination of
                                                       Performance

23.  Financial Statements............................  Statement of Assets and
                                                       Liabilities; Report of
                                                       Coopers & Lybrand,
                                                       L.L.P., Independent
                                                       Accountants


Part C
------

Information required to be included in Part C is set forth after the appropriate item, so numbered, in Part C to this Registration Statement.

The Common Share Prospectus and Advisor Share Prospectus are incorporated by reference in their entirety to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, filed on December 16, 1996.



The Statement of Additional Information is incorporated by reference to its entirety, except for the Statement of Assets and Liabilities, to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, filed on December 16, 1996.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of Warburg, Pincus Small Company Growth Fund, Inc.

We have audited the accompanying Statement of Assets and Liabilities of Warburg, Pincus Small Company Growth Fund, Inc. (the "Fund") as of December
12, 1996. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of Warburg, Pincus Small Company Growth Fund, Inc. as of December 12, 1996 in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
December 16, 1996

                WARBURG, PINCUS SMALL COMPANY GROWTH FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                            as of December 12, 1996












 Assets:

 Cash                                                              $100,000

 Deferred Organizational Costs                                       19,072

 Deferred Offering Costs                                            117,105
                                                                    -------
 Total Assets                                                       236,177


 Liabilities:

 Accrued Organizational Costs                                        19,072

 Accrued Offering Costs                                             117,105
                                                                    -------
 Total Liabilities                                                  136,177
                                                                    -------

 Net Assets                                                         100,000
                                                                    =======

 Net Asset Value, Redemption and Offering Price Per
 Share (three billion shares authorized, consisting of 1
 billion Common Shares and 1 billion  Advisor Shares -
 $.001 per share designated) applicable to                           $10.00
 10,000 Common Shares.                                               ======






   The accompanying notes are an integral part of this financial statement.

                WARBURG, PINCUS SMALL COMPANY GROWTH FUND, INC.
                         Notes to Financial Statement
                               December 12, 1996

1.   Organization:

Warburg, Pincus Small Company Growth Fund, Inc. (the "Fund") was incorporated on October 31, 1996 under the laws of the State of Maryland. The Fund is registered under the Investment Company Act of
1940, as amended, as an open-end management investment company. The
Fund's charter authorizes its Board of Directors to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares are designated Common Shares and one billion shares are designated Advisor Shares. Common Shares bear fees of .25% of average daily net asset value pursuant to a 12b-1 distribution plan. Advisor Shares bear fees not to exceed .75% of average daily net asset value pursuant to a 12b-1 distribution plan. The assets of each class are segregated, and a shareholder's interest is limited to the class in which shares are held. The Fund has not commenced operations except those related to organizational matters and the sale of 10,000 Common
Shares (the "Initial Shares") to Warburg, Pincus Counsellors,
Inc., the Fund's investment adviser (the "Adviser"), on December 12, 1996.

2.   Organizational Costs, Offering Costs and Transactions with Affiliates:

Organizational costs have been capitalized by the Fund and are being amortized over sixty months commencing with operations. In the event any of the Initial Shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by unamortized organizational costs in the same ratio as the number of Initial Shares being redeemed bears to the number of Initial Shares outstanding at the time of redemption. Offering costs, including initial registration costs, have been deferred and will be charged to expense during the fund's first year of operation.

Certain officers and a director of the Fund are also officers and a director of the Adviser. These officers and director are paid no fees by the Fund for serving as an officer or director of the Fund.

                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
          ---------------------------------


     (a)  Financial Statements --
          (1)  Financial Statements included in Part B.
               (a)  Report of Coopers & Lybrand L.L.P., Independent Accountants
               (b)  Statement of Net Assets and Liabilities

     (b)  Exhibits:

Exhibit No.                        Description of Exhibit
-----------                        ----------------------

     1                   Articles of Incorporation.*

     2                   By-Laws*

     3                   Not applicable.

     4                   Registrant's Forms of Stock Certificates.**

     5                   Investment Advisory Agreement.**

     6                   Distribution Agreement.**

     7                   Not applicable.

     8(a)                Custodian Agreement with PNC Bank, National
                         Association.**

      (b)                Custodian Agreement with Fiduciary Trust
                         International.**

     9(a)                Transfer Agency and Service Agreement.**

      (b)                Co-Administration Agreement with Counsellors Funds
                         Service, Inc.**

_________________________

* Incorporated by reference to the corresponding exhibit in the Fund's Registration Statement on Form N-1A filed on November 4, 1996 (Securities Act No. 333-15453).

** Incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 16, 1996 (Securities Act File No. 333-15453).

      (c)                Co-Administration Agreement with PFPC Inc.**

    10(a)                Opinion of Willkie Farr & Gallagher, counsel to the
                         Fund.**

      (b)                Consent of Willkie Farr & Gallagher, counsel to the
                         Fund.

      (c) Opinion and Consent of Venable, Baetjer and Howard, LLP, Maryland counsel to the Fund.**

    11                   Consent of Coopers & Lybrand L.L.P., Independent
                         Accountants.

    12                   Not applicable.

    13                   Purchase Agreement.**

    14                   Not applicable.

    15(a)                Shareholder Servicing and
                         Distribution Plan.**

      (b)                Distribution Plan.**

    16                   Schedule for Computation of Total Return
                         Performance Quotation.***

    17                   Financial Data Schedule.***

_____________________
***   To be filed by amendment.

Item 25.  Persons Controlled by or Under Common Control
          with Registrant
          ---------------------------------------------

          All of the outstanding shares of common stock of Registrant on the date Registrant's Registration Statement becomes effective will be owned by Warburg, Pincus Counsellors, Inc. ("Warburg"), a corporation formed under New York law.

Item 26.  Number of Holders of Securities
          -------------------------------

          It is anticipated that Warburg will hold all Registrant's shares of common stock, par value $.001 per share, on the date Registrant's Registration Statement becomes effective.

Item 27.  Indemnification
          ---------------

          Registrant, officers and directors of Warburg, of Counsellors Securities Inc. ("Counsellors Securities") and of Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant. These policies provide insurance for any "Wrongful Act" of an officer, director or trustee. Wrongful Act is defined as breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by an officer, director or trustee in connection with the operation of Registrant. Insurance coverage does not extend to (a) conflicts of interest or gain in fact any profit or advantage to which one is not legally entitled, (b) intentional non-compliance with any statute or regulation or (c) commission of dishonest, fraudulent acts or omissions. Insofar as it related to Registrant, the coverage is limited in amount and, in certain circumstances, is subject to a deductible.

          Under Article VIII of the Articles of Incorporation (the "Articles"), the Directors and officers of Registrant shall not have any liability to Registrant or its stockholders for money damages, to the fullest extent permitted by Maryland law. This limitation on liability applies to events occurring at the time a person serves as a Director or officer of Registrant whether or not such person is a Director or officer at the time of any proceeding in which liability is asserted. No provision of Article VIII shall protect or purport to protect any Director or officer of Registrant against any liability to Registrant or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Registrant shall indemnify and advance expenses to its currently acting and its former Director to the fullest extent that indemnification of Directors and advancement of expenses to Directors is permitted by the Maryland General Corporation Law.

          Registrant shall indemnify and advance expenses to its officers to the same extent as its Directors and to such further extent as is consistent with such law. The Board of Directors may, through a by-law, resolution or agreement, make further provisions for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law.

          Article V of the By-Laws further limits the liability of the Directors by providing that any person who was or is a party or is threatened to be made a party in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is a current or former director or officer of Registrant, or is or was serving while a director or officer of Registrant at the request of Registrant as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by Registrant against judgments, penalties, fines, excise taxes, settlements and reasonable expenses (including attorneys' fees)actually incurred by such person in connection with such action, suit or proceeding to the full extent permissible under the Maryland General Corporation Law, the 1993 Act and the 1940 Act, as such statutes are now or hereafter in force, except that such indemnity shall not protect any such person against any liability to Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of this office.

Item 28.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

          Warburg, a wholly owned subsidiary of Warburg, Pincus, Counsellors GP, acts as investment adviser to the Registrant. Warburg renders investment advice to a wide variety of individual and institutional clients. The list required by this Item 28 of officers and directors of Warburg, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Warburg (SEC File No. 801-07321).

Item 29.  Principal Underwriter
          ---------------------

              (a) Counsellors Securities will act as distributor for Registrant, as well as for The RBB Fund, Inc., Warburg Pincus Balanced Fund; Warburg Pincus Capital Appreciation Fund; Warburg Pincus Cash Reserve Fund; Warburg Pincus Emerging Growth Fund; Warburg Pincus Emerging Markets Fund; Warburg Pincus Fixed Income Fund; Warburg Pincus Health Sciences Fund; Warburg Pincus Global Fixed Income Fund; Warburg Pincus Global Post-Venture Capital Fund, Inc.; Warburg Pincus Growth & Income Fund, Inc.; Warburg Pincus Institutional Fund, Inc.; Warburg Pincus Intermediate Maturity Government Fund; Warburg Pincus International Equity Fund; Warburg Pincus Japan Growth Fund; Warburg Pincus Japan OTC Fund; Warburg Pincus New York Intermediate Municipal Fund; Warburg Pincus New York Tax Exempt Fund; Warburg Pincus Post-Venture Capital Fund; Warburg Pincus Small Company Value Fund; Warburg Pincus Strategic Value Fund; Warburg Pincus Tax Free Fund; and Warburg Pincus Trust.

              (b) For information relating to each director, officer or partner of Counsellors Securities, reference is made to Form BD (SEC File No. 8-32482) filed by Counsellors Securities under the Securities Exchange Act of 1934.

              (c)  None.

Item 30.  Location of Accounts and Records
          --------------------------------

          (1)  Warburg, Pincus Small Company Growth Fund, Inc.
               466 Lexington Avenue
               New York, New York  10017-3147
               (Fund's Articles of Incorporation, By-Laws and minute books)

          (2)  Warburg, Pincus Counsellors, Inc.
               466 Lexington Avenue
               New York, New York 10017-3147
               (records relating to its functions as
               investment adviser)

          (3)  PFPC Inc.
               400 Bellevue Parkway
               Wilmington, Delaware  19809
               (records relating to its functions as
               Co-administrator)

          (4)  Counsellors Funds Service, Inc.
               466 Lexington Avenue
               New York, New York 10017-3147
               (records relating to its functions as Co-administrator)

          (5)  State Street Bank and Trust Company
               225 Franklin Street
               Boston, Massachusetts  02110
               (records relating to its functions as shareholder servicing agent, transfer agent and dividend disbursing agent)

          (6)  Boston Financial Data Services, Inc.
               2 Heritage Drive
               North Quincy, Massachusetts 02171
               (records relating to its functions as transfer agent and dividend disbursing agent)

          (7)  PNC Bank, National Association
               Broad and Chestnut Streets
               Philadelphia, Pennsylvania 19101
               (records relating to its functions as custodian)

          (8)  Fiduciary Trust Company International
               Two World Trade Center
               New York, New York 10048
               (records relating to its functions as custodian)

          (9)  Counsellors Securities Inc.
               466 Lexington Avenue
               New York, New York 10017-3147
               (records relating to its functions as distributor)

Item 31.  Management Services
          -------------------

          Not applicable.

Item 32.  Undertakings.
          -------------

          (a) Registrant hereby undertakes to file a post-effective amendment, with financial statements which need not be certified, within four to six months from the effective date of this Registration Statement.

          (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the latest annual report to shareholders for the Fund, upon request and without charge.

          (c) Registrant hereby undertakes to call a meeting of its shareholders for the purpose of voting upon the question of removal of a director or directors of Registrant when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant undertakes further, in connection with the meeting, to comply with the provisions of Section 16(c) of the 1940 Act relating to communications with the shareholders of certain common-law trusts.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 30th day of December, 1996.

                                   WARBURG, PINCUS SMALL COMPANY
                                   GROWTH FUND, INC.

                                   By:/s/ Arnold M. Reichman
                                      ----------------------
                                      Arnold M. Reichman
                                      President

          Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated:

Signature                     Title                              Date
---------                     -----                              ----

/s/John L. Furth              Chief Executive Officer and     December 30, 1996
----------------              Director
John L. Furth

/s/Arnold M. Reichman         President and                   December 30, 1996
---------------------         Director
Arnold M. Reichman

/s/Howard Conroy              Vice President and Chief        December 30, 1996
----------------              Financial Officer
Howard Conroy


/s/Daniel S. Madden           Treasurer and Chief             December 30, 1996
-------------------           Accounting Officer
Daniel S. Madden

/s/Richard N. Cooper          Director                        December 30, 1996
--------------------
Richard N. Cooper

/s/Donald J. Donahue          Director                        December 30, 1996
--------------------
Donald J. Donahue

/s/Jack W. Fritz              Director                        December 30, 1996
----------------
Jack W. Fritz

/s/Thomas A. Melfe            Director                        December 30, 1996
------------------
Thomas A. Melfe

/s/Alexander B. Trowbridge    Director                        December 30, 1996
--------------------------
Alexander B. Trowbridge

                                INDEX TO EXHIBITS


      Exhibit No.                            Description of Exhibit
      -----------                            ----------------------

        10(b)         Consent of Willkie Farr & Gallagher, Counsel to the Fund

        11            Consent of Cooper & Lybrand, L.L.P., Independent
                      Accountants